Pay vs Performance Disclosure - USD ($)	12 Months Ended			48 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table shows the past three fiscal years’ total compensation for our named executive officers as set forth in the Summary Compensation Table, the “compensation actually paid” to our named executive officers (as determined under SEC rules), and our net income.

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine Compensation Actually Paid as reported in the Pay Versus Performance Table. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, Compensation Actually Paid is calculated as summary compensation table total compensation adjusted to (a) include the value of any pension benefit (or loss) attributed to the past fiscal year, including on account of any amendments adopted during such year; and (b) include the fair market value of equity awards as of December 31, 2025 or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards, if applicable. For purposes of the disclosure below, no pension valuation adjustments were required.

Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Net Income (Loss) (thousands)(4)
2025	$2,914,489	$6,904,608	$1,122,702	$2,696,299	$(4,601)
2024	$2,411,923	$7,906,428	$1,058,550	$3,169,516	$(3,823)
2023	$1,747,045	$2,258,856	$752,110	$1,037,017	$(936)

(1) Sean E. Brynjelsen was the Registrant’s PEO for each of the 2025, 2024 and 2023 fiscal years.

PEO Total Compensation Amount	$ 2,914,489	$ 2,411,923	$ 1,747,045
PEO Actually Paid Compensation Amount	$ 6,904,608	7,906,428	2,258,856
Adjustment To PEO Compensation, Footnote

(2) The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for PEO:

Year	Less: Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2025	$(893,712)	$2,134,154	$1,008,702	$249,057	$1,491,918	—	$3,990,119
2024	$(1,295,283)	$3,782,258	$2,048,927	$378,596	$580,007	—	$5,494,505
2023	$(807,628)	$807,468	$166,636	$187,804	$157,531	—	$511,811

Non-PEO NEO Average Total Compensation Amount	$ 1,122,702	1,058,550	752,110
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,696,299	3,169,516	1,037,017
Adjustment to Non-PEO NEO Compensation Footnote

(3) For the 2025 and 2024 fiscal years, our Non-PEO NEOs were: James R. Gruber, David C. Krempa and Ipek Erdogan-Trinkaus. For the 2023 fiscal year, our Non-PEO NEOs were: James R. Gruber and David C. Krempa. The amounts disclosed reflect the adjustments listed in the table below to the amounts reported in the Summary Compensation Table for Non-PEO NEOs:

Year	Less: Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2025	$(438,373)	$459,512	$575,376	$182,340	$794,742	—	$1,573,597
2024	$(609,340)	$1,279,687	$998,549	$124,817	$317,253	—	$2,110,966
2023	$(200,960)	$200,920	$181,180	$46,731	$57,036	—	$284,907

(4) The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

Net Income (Loss)	$ (4,601,000)	(3,823,000)	(936,000)
PEO Name				Sean E. Brynjelsen
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,990,119	5,494,505	511,811
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(893,712)	(1,295,283)	(807,628)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,134,154	3,782,258	807,468
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,008,702	2,048,927	166,636
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	249,057	378,596	187,804
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,491,918	580,007	157,531
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,573,597	2,110,966	284,907
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(438,373)	(609,340)	(200,960)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	459,512	1,279,687	200,920
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	575,376	998,549	181,180
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,340	124,817	46,731
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	794,742	317,253	57,036
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0